Schedule of future amortization expenses for intangible assets (Details) $ in Thousands	Dec. 31, 2024 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Financial year ending 2025	$ 470
Financial year ending 2026 to 2027	$ 384